Expense Example, No Redemption {- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2065 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2065 Fund: Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	813
5 Years	989
10 Years	1,497
Fidelity Advisor Freedom Blend 2065 Fund: Class M
Expense Example, No Redemption:
1 Year	452
3 Years	669
5 Years	904
10 Years	1,577
Fidelity Advisor Freedom Blend 2065 Fund: Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,834
Fidelity Advisor Freedom Blend 2065 Fund: Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor Freedom Blend 2065 Fund: Class Z
Expense Example, No Redemption:
1 Year	45
3 Years	141
5 Years	246
10 Years	$ 555